Fair Value Measurements (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - money market funds	$ 2,501,211	$ 614,283	$ 15,736,350
Total investment in money market funds		614,283	15,736,350
Embedded conversion options		0	4,362,225
Warrant liabilities		0	25,484,596
Total derivative liabilities		0	29,846,821
Predecessor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - money market funds		614,283
Embedded conversion options		0
Warrant liabilities		0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - money market funds	2,501,211	614,283	15,736,350
Total investment in money market funds		614,283	15,736,350
Embedded conversion options		0	0
Warrant liabilities		0	0
Total derivative liabilities		0	0
Fair Value, Inputs, Level 1 [Member] | Predecessor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - money market funds		614,283
Embedded conversion options		0
Warrant liabilities		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - money market funds	0	0	0
Total investment in money market funds		0	0
Embedded conversion options		0	0
Warrant liabilities		0	0
Total derivative liabilities		0	0
Fair Value, Inputs, Level 2 [Member] | Predecessor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - money market funds		0
Embedded conversion options		0
Warrant liabilities		0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - money market funds	$ 0	0	0
Total investment in money market funds		0	0
Embedded conversion options		0	4,362,225
Warrant liabilities		0	25,484,596
Total derivative liabilities		0	$ 29,846,821
Fair Value, Inputs, Level 3 [Member] | Predecessor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - money market funds		0
Embedded conversion options		0
Warrant liabilities		$ 0